BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 14, 2013
to the Statement of Additional Information dated May 1, 2013

Effective immediately, the following changes are made to the Funds’ Statement of Additional Information:

The section captioned “Management and Advisory Arrangements — Portfolio Manager Information” is revised as set forth below.

The subsection captioned “Other Funds and Accounts Managed” as it relates solely to each of the Funds is revised as follows:

Large Cap Core V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Peter Stournaras, CFA	28	9	8	0	0	0
	$12.84 Billion	$1.47 Billion	$1.53 Billion	$0	$0	$0

Large Cap Growth V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Peter Stournaras, CFA	28	9	8	0	0	0
	$13.16 Billion	$1.47 Billion	$1.53 Billion	$0	$0	$0

Large Cap Value V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Peter Stournaras, CFA	28	9	8	0	0	0
	$13.16 Billion	$1.47 Billion	$1.53 Billion	$0	$0	$0

The subsection captioned “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — 5. Messrs. Leavy and Stournaras” is deleted in its entirety and replaced with the following:

5. Mr. Stournaras

Generally, discretionary incentive compensation for Fundamental Equity portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. BlackRock’s Head of Alpha Strategies determines the benchmarks or rankings against which the performance of the Funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to the portfolio manager, such benchmarks for the Funds and other accounts are:

Portfolio Manager	Funds Managed	Applicable Benchmarks
Peter Stournaras, CFA	Large Cap Core V.I. Large Cap Growth V.I. Large Cap Value V.I.	Lipper Large-Cap Core, Lipper Large-Cap Growth and Lipper Large-Cap Value Fund Classifications

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and BlackRock’s Head of Alpha Strategies.

The last sentence under the subsection captioned “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted in its entirety and replaced with the following:

Ms. Anderson and Messrs. King, Kemp, Shearer, Hart, Keenan, Bristow, Green, Corallo, Bliss, Savage, Rieder, Miller, Balaraman, and Coyle have unvested long-term incentive awards.

Shareholders should retain this Supplement for future reference.

SAI-VAR-0613SUP